Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
For the years ended as of December 31, 2021 and 2020, the change in the Company’s right-of-use assets, is as follows:

	2021	2020
Balance at beginning of the period	Ps. 1,278	Ps. 1,382
Additions	533	599
Disposals	(44)	(112)
Depreciation	(662)	(596)
Hyperinflationary economies effect	14	14
Indexation effect	383	145
Effects of changes in foreign exchange rates	(30)	(154)
Balance at end of the period	Ps. 1,472	Ps. 1,278

As of December 31, 2021 and 2020, scheduled maturities of the Company’s lease liabilities, are as follows:

	2021	2020
Maturity analysis
Less than one year	Ps. 614	Ps. 560
One to three years	478	306
More than three years	413	440
Balance at end of the period	Ps. 1,505	Ps. 1,306
Current	Ps. 614	Ps. 560
Non-Current	Ps. 891	Ps. 746

The interest expense for leases reported in the income statements for the years ended on December 31, 2021, 2020 and 2019 was Ps. 101, Ps. 105, and Ps. 129, respectively.

The expenses for the low value assets and short-term leases reported in the income statements for the years ended on December 31, 2021, 2020 and 2019 was Ps. 183, Ps. 190 and Ps. 187, respectively.

As of December 31, 2021, 2020 and 2019 the weighted average incremental borrowing rate was 7.18%, 6.58% and 7.68%, respectively.